Property, Plant and Equipment, net	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net

6. Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2019	2020
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	38,839	37,559
Furniture, fixtures and equipment	11,642	11,292
Motor vehicles	1,513	1,512
Leasehold improvements	3,832	3,908
Impairment	(3,093)	(2,951)
	84,966	83,553
Less: accumulated depreciation and amortization	(54,755)	(54,967)
Net book value	$30,211	$28,586

Included in furniture, fixtures and equipment is computer software with net values of $26 and $34 as of March 31, 2019 and 2020, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2019	2020
Land use right of state-owned land and buildings erected thereon (a)	$28,077	$28,077
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$32,233	$32,233

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2020, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $6,224 and $7,265 as of March 31, 2019 and 2020, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2019	2020

Cost	$8,831	$10,623
Less: accumulated depreciation and amortization	(2,607)	(3,358)
Net book value	$6,224	$7,265

During the years ended March 31, 2018, 2019 and 2020, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $2,138, $2,114 and $1,973 during the years ended March 31, 2018, 2019 and 2020, respectively.